Segment information	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Segment information

34. Segment information

Effective April 1, 2023, the Company has reorganized its segments by merging ISRE segment as part of its APMEA SMU within IT Services segment. Comparative period segment information has been restated to give effect to this change.

The Company is now organized into the following operating segments: IT Services and IT Products.

IT Services: The IT Services segment primarily consists of IT services offerings to customers organized by four Strategic Market Units (“SMUs”) - Americas 1, Americas 2, Europe and Asia Pacific Middle East and Africa (“APMEA”).

Americas 1 and Americas 2 are primarily organized by industry sector, while Europe and APMEA are organized by countries.

Americas 1 includes the entire business of Latin America (“LATAM”) and the following industry sectors in the United States of America: communications, retail connectivity and services, consumer goods, healthcare, and technology products and platforms. Americas 2 includes the entire business in Canada and the following industry sectors in the United States of America: banking and financial services, energy, manufacturing and resources, capital markets and insurance, and hi-tech. Europe consists of the United Kingdom and Ireland, Switzerland, Germany, Benelux, the Nordics and Southern Europe. APMEA consists of Australia and New Zealand, India, Middle East, South East Asia, Japan and Africa.

Revenue from each customer is attributed to the respective SMUs based on the location of the customer’s primary buying center of such services. With respect to certain strategic global customers, revenue may be generated from multiple countries based on such customer’s buying centers, but the total revenue related to these strategic global customers are attributed to a single SMU based on the geographical location of key decision makers.

Our IT Services segment provides a range of IT and IT enabled services which include digital strategy advisory, customer centric design, technology consulting, IT consulting, custom application design, development, re-engineering and maintenance, systems integration, package implementation, cloud and infrastructure services, business process services, cloud, mobility and analytics services, research and development and hardware and software design.

IT Products: The Company is a value-added reseller of security, packaged and SaaS software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to these items is reported as revenue from the sale of IT Products.

The Chief Executive Officer (“CEO”) and Managing Director of the Company has been identified as the Chief Operating Decision Maker as defined by IFRS 8, “Operating Segments”. The CEO of the Company evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	98,398	₹	789,119	₹	6,173	₹	(3)	₹	795,289
Other operating income/(loss), net		-		-		-		-		2,186		-		-		2,186
Segment result		44,027		49,754		37,872		12,612		144,265		115		(80)		144,300
Unallocated										(6,200)		-		-		(6,200)
Segment result total									₹	140,251	₹	115	₹	(80)	₹	140,286
Finance expense																(5,325)
Finance and other income																16,257
Share of net profit/(loss) of associate accounted for using the equity method																57
Profit before tax															₹	151,275
Income tax expense																(28,946)
Profit for the year															₹	122,329
Depreciation, amortization and impairment															₹	30,911

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	106,812	₹	903,301	₹	6,047	₹	-	₹	909,348
Segment result		51,555		59,690		37,667		10,681		159,593		(176)		(1,442)		157,975
Unallocated										(18,369)		-		-		(18,369)
Segment result total									₹	141,224	₹	(176)	₹	(1,442)	₹	139,606
Finance expense																(10,077)
Finance and other income																18,185
Share of net profit/(loss) of associate accounted for using the equity method																(57)
Profit before tax															₹	147,657
Income tax expense																(33,992)
Profit for the year															₹	113,665
Depreciation, amortization and impairment															₹	33,402

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Revenues from India, being Company’s country of domicile, is ₹ 25,939, ₹ 25,115 and ₹ 23,484 for year ended March 31, 2022, 2023 and 2024 respectively.

Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2022		2023		2024
United States of America	₹	427,021	₹	506,690	₹	512,740
United Kingdom		101,437		113,023		108,613
	₹	528,458	₹	619,713	₹	621,353

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2022, 2023 and 2024.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a)
“Reconciling Items” includes elimination of inter-segment transactions and other corporate activities.
b)
Revenue from sale of Company owned intellectual properties is reported as part of IT Services revenues.
c)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains/(losses), net” in revenues, which is reported as a part of operating profit in the consolidated statement of income.
d)
Other operating income/(loss) of ₹ 2,186, ₹ Nil and ₹ Nil is included as part of IT Services segment result for the years ended March 31, 2022, 2023 and 2024, respectively. Refer to Note 26.
e)
Restructuring cost of ₹ Nil, ₹ 1,355 and ₹ 6,814 is included under Reconciling items for the years ended March 31, 2022, 2023 and 2024 respectively.
f)
Reconciling Items for the year ended March 31, 2024, includes employee costs of ₹ 921 towards outgoing CEO and Managing Director.
g)
Effective April 1, 2023, amortization and impairment of intangibles assets arising from business combination and change in fair value of contingent consideration due to change in estimates is included under “Unallocated” within IT Services segment. Comparative periods have been restated to give effect to these changes.

Accordingly, ₹ 8,210, ₹ 9,954, ₹ 11,756 for the year ended March 31, 2022, 2023 and 2024, respectively towards amortization and impairment of intangible assets and ₹ (468), ₹ (1,671), ₹ (1,300) for the year ended March 31, 2022, 2023 and 2024, respectively towards change in fair value of contingent consideration, is included under “Unallocated” within IT Services segment.

Segment results of IT Services segment for the year ended March 31, 2024 are after considering additional amortization due to change in estimate of useful life of the customer-related intangibles in an earlier Business combination. (Refer to Note 6)

h)
Segment results of IT Services segment are after recognition of (gain)/loss on sale of property, plant and equipment of ₹ (313), ₹ (89) and ₹ (2,072) for the year ended March 31, 2022, 2023 and 2024, respectively.
i)
Segment results of IT Services segment are after recognition of share-based compensation expense ₹ 4,164, ₹ 3,958, and ₹ 5,590 for the year ended March 31, 2022, 2023 and 2024, respectively.
35.
On December 21, 2022, the Company sold 100% membership interests in Wipro Opus Risk Solutions LLC for a cash consideration of ₹ 52 and recognized a loss of ₹ 6 on disposal.
36.
The Indian Parliament has approved the Code on Social Security, 2020 which would impact the contributions by the Company towards Provident Fund and Gratuity. The Ministry of Labour and Employment has released draft rules for the Code on Social Security, 2020 on November 13, 2020, and has invited suggestions from stake holders which are under active consideration by the Ministry. Based on an initial assessment by the Company and its Indian subsidiaries, the additional impact on Provident Fund contributions by the Company and its Indian subsidiaries is not expected to be material, whereas, the likely additional impact on Gratuity liability/contributions by the Company and its Indian subsidiaries could be material. The Company and its Indian subsidiaries will complete their evaluation once the subject rules are notified and will give appropriate impact in the financial statements in the period in which, the Code becomes effective and the related rules to determine the financial impact are published.